EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2017
EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS [abstract]
Disclosure of equity investments and other financial assets

17.      EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS

           (i)  Equity investments

	2016	2017
Current:
Non-publicly traded investments
Private equity funds classified at FVTOCI	15	14

	15	14

Non-current:
Publicly traded investments
Equity investment in MEG Energy Corporation (“MEG”) classified at FVTOCI (1)	1,356	766
Other equity investment classified at FVTPL	35	15
	1,391	781
Non-publicly traded investments
Private equity fund in Kerogen Energy Fund classified at FVTOCI (2)	2,875	2,759

	4,266	3,540

(1)             MEG is principally engaged in the exploitation and production of oil sands. The investment in MEG is designated by the Group as at FVTOCI. As at December 31, 2017, the investment in MEG was stated at the quoted market price.

(2)             Kerogen Energy Fund is principally engaged in the investment in the oil and gas industry. The equity investment in Kerogen Energy Fund is designated by the Group as at FVTOCI. The cost of this non-publicly traded equity investment represents an appropriate estimate of its fair value as at January 1, 2017 and December 31, 2017, as sufficient information is not available recently to measure its fair value.

17.       EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS (Continued)

           (ii) Other financial assets

	2016	2017
Current:
Non-publicly traded investments classified at FVTPL:
Corporate wealth management products (1)	46,958	66,229
Money market funds (2)	5,931	8,115

	52,889	74,344

(1)            The corporate wealth management products will mature from January 8, 2018 to November 6, 2018 (2016: January 10, 2017 to December 5, 2017).

(2)            The money market funds can be redeemed at any time.

The gains of the Group's other financial assets recognized in the profit or loss for the year was RMB2,409 million (2016: RMB2,774 million, 2015: RMB2,398 million).

During the year, the fair value changes on the Group's equity investments recognized directly in other comprehensive expense amounted to RMB542 million (2016: RMB461 million, 2015: RMB1,573 million).

None of the equity investments and other financial assets above is past due or impaired.